Mar. 18, 2019
O'Shaughnessy Small Cap Value Fund
O'Shaughnessy Small Cap Value Fund
March 18, 2019 O’Shaughnessy Small Cap Value Fund Class I – OFSIX Series of Advisors Series Trust (the “Trust”) Supplement to the Summary Prospectuses and Prospectus, each dated November 28, 2018
Effective immediately, the O’Shaughnessy Market Leaders Value Fund’s and the O’Shaughnessy Small Cap Value Fund’s “Principal Investment Strategies of the Fund” sections are modified to allow each Fund to invest up to 25% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies.

Also, effective immediately the following is added to each Fund’s “Principal Risks of Investing in the Fund” section:

“REITs and Foreign Real Estate Company Risk.  Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.”

* * * * * Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.